N-4	Apr. 27, 2026 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
JP Morgan Multi-Asset Choice New York
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS (see Fee Table and Charges and Adjustments)
Are There Charges or Adjustments for Early Withdrawals?	No.
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.30%[1]	0.35%[1]
	Underlying mutual fund fees and expenses	0.03%[2]	3.23%[2]
1 As a percentage of Daily Net Assets. [2] As a percentage of underlying mutual fund net assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $373.57	Highest Annual Cost Estimate: $3,055.02
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No additional purchase payments, transfers or
withdrawals
● No investment advisory fees

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive underlying mutual
fund fees and expenses
● No additional purchase payments,
transfers or withdrawals
● No investment advisory fees

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?	No.

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.30%[1]	0.35%[1]
	Underlying mutual fund fees and expenses	0.03%[2]	3.23%[2]
1 As a percentage of Daily Net Assets. [2] As a percentage of underlying mutual fund net assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $373.57	Highest Annual Cost Estimate: $3,055.02
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No additional purchase payments, transfers or
withdrawals
● No investment advisory fees

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive underlying mutual
fund fees and expenses
● No additional purchase payments,
transfers or withdrawals
● No investment advisory fees

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.30%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	0.35%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.03%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.23%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Daily Net Assets.
Investment Options Footnotes [Text Block]	2 As a percentage of underlying mutual fund net assets.
Lowest Annual Cost [Dollars]	$ 373.57
Highest Annual Cost [Dollars]	$ 3,055.02
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Is this a Short-Term Investment?
No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

For amounts allocated to the Fixed Account at the end of an interest rate guarantee period, such amounts will be reallocated among the contract's available investment options in accordance with the Contract Owner’s reallocation instructions, subject to any applicable limitations. In the absence of instructions, such amounts will remain invested in the Fixed
Account for another interest rate guarantee period at the applicable Renewal Rate (see
The Fixed Account and Transfers Prior to Annuitization).

What Are the Risks Associated with the Investment Options?
● Investment in this contract is subject to the risk of poor investment performance.
Investment experience can vary depending on the investment options selected by the
Contract Owner.
● Each investment option (including the Fixed Account) has its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

What Are the Risks Related to the Insurance Company?
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Service
Requests (see Principal Risks).

Investment Restrictions [Text Block]	Yes.● Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds).● Allocation of subsequent purchase payments and transfers from another investment option to the Fixed Account are not permitted (see The Fixed Account and Dollar Cost Averaging)● Allocations to the Fixed Account may not be transferred to another investment option except for the purpose of Dollar Cost Averaging Program (see the Fixed Account and Dollar Cost Averaging).● Not all investment options may be available under your contract (see Appendix A: Investment Options Available Under the Contract).● Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).● The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix C: Financial Intermediary Variations).
Key Information, Benefit Restrictions [Text Block]	No.● The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix C: Financial Intermediary Variations).
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.● Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix B: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some investment advisers or financial professionals receive compensation for selling the contract. Compensation can take the form of indirect compensation in that Nationwide may share the revenue it earns on this contract with the investment adviser or financial professional’s firm. This conflict of interest may influence an investment adviser or financial professional, as these investment advisers or financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some investment advisers or financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees, expenses, and adjustments that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher. Any fees that a Contract Owner pays to JPMS or other financial professionals for advisory services related to the contract are in addition to the contract fees and expenses described in this section. There are no fees and expenses that a Contract Owner will pay at the time the contract is purchased, or surrendered, or when contract value is transferred between investment options. The first table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). State premium taxes may also be deducted.
Annual Contract Expenses
Base Contract Expenses[1] (assessed as an annualized percentage of Daily Net Assets)	0.35%
[1]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate. The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Investment Options Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.03%	3.23%
Example This Example is intended to help Contract Owners compare the cost of investing in the Sub-Advisors with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. This Example assumes all Contract Value is allocated to the Sub-Accounts. Costs could differ from those shown below if Contract Value is allocated to the Fixed Account. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher. The Example assumes: •a $100,000 investment in the contract for the time periods indicated; •a 5% return each year; •the maximum and the minimum annual underlying mutual fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (3.23%)	$3,759	$11,418	$19,267	$39,760	*	$11,418	$19,267	$39,760	$3,759	$11,418	$19,267	$39,760
Minimum Annual Underlying Mutual Fund Expenses (0.03%)	$399	$1,253	$2,187	$4,926	*	$1,253	$2,187	$4,926	$399	$1,253	$2,187	$4,926
*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years (see Annuitizing the Contract).
Annual Contract Expenses [Table Text Block]	Fee Table The following tables describe the fees, expenses, and adjustments that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher. Any fees that a Contract Owner pays to JPMS or other financial professionals for advisory services related to the contract are in addition to the contract fees and expenses described in this section. There are no fees and expenses that a Contract Owner will pay at the time the contract is purchased, or surrendered, or when contract value is transferred between investment options. The first table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). State premium taxes may also be deducted.
Annual Contract Expenses
Base Contract Expenses[1] (assessed as an annualized percentage of Daily Net Assets)	0.35%
[1]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate. The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Base Contract Expense (of Average Account Value), Maximum [Percent]	0.35%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate. The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.03%	3.23%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.03%
Portfolio Company Expenses Maximum [Percent]	3.23%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 3,759
Surrender Expense, 1 Year, Minimum [Dollars]	399
Surrender Expense, 3 Years, Maximum [Dollars]	11,418
Surrender Expense, 3 Years, Minimum [Dollars]	1,253
Surrender Expense, 5 Years, Maximum [Dollars]	19,267
Surrender Expense, 5 Years, Minimum [Dollars]	2,187
Surrender Expense, 10 Years, Maximum [Dollars]	39,760
Surrender Expense, 10 Years, Minimum [Dollars]	4,926
Annuitized Expense, 3 Years, Maximum [Dollars]	11,418
Annuitized Expense, 3 Years, Minimum [Dollars]	1,253
Annuitized Expense, 5 Years, Maximum [Dollars]	19,267
Annuitized Expense, 5 Years, Minimum [Dollars]	2,187
Annuitized Expense, 10 Years, Maximum [Dollars]	39,760
Annuitized Expense, 10 Years, Minimum [Dollars]	4,926
No Surrender Expense, 1 Year, Maximum [Dollars]	3,759
No Surrender Expense, 1 Year, Minimum [Dollars]	399
No Surrender Expense, 3 Years, Maximum [Dollars]	11,418
No Surrender Expense, 3 Years, Minimum [Dollars]	1,253
No Surrender Expense, 5 Years, Maximum [Dollars]	19,267
No Surrender Expense, 5 Years, Minimum [Dollars]	2,187
No Surrender Expense, 10 Years, Maximum [Dollars]	39,760
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 4,926
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning the contract: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.Investment option availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, and discontinuing availability of Sub-Accounts. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of investment options may be subject to regulatory approval and notice will be provided. Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract, and may be subject to additional limitations under an optional benefit. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments. Investment advisory fees. This contract is available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty. Investment options restrictions. Only the initial purchase payment may be allocated to the Fixed Account. The Fixed Account does not accept subsequent purchase payments or transfers of Contract Value from other investment options. Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following table summarizes information about the benefits under the contract. The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix C: Financial Intermediary Variations). Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000
Asset Allocation Service (see Contract Owner Services)	Automatic reallocation and rebalancing of assets based on instructions from JPMS adviser	None	● Assets in the Fixed Account are excluded from the program
Asset Rebalancing Program (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	● Assets in the Fixed Account are excluded from the program
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Available for contracts with applications signed on
or after December 9, 2024
● Transfers are only permitted from the Fixed Account
● Only initial purchase payments to the contract are
eligible for the program

Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000
Asset Allocation Service (see Contract Owner Services)	Automatic reallocation and rebalancing of assets based on instructions from JPMS adviser	None	● Assets in the Fixed Account are excluded from the program
Asset Rebalancing Program (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None	● Assets in the Fixed Account are excluded from the program
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
● Available for contracts with applications signed on
or after December 9, 2024
● Transfers are only permitted from the Fixed Account
● Only initial purchase payments to the contract are
eligible for the program

Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each

Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals must be at least $100 each
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A: Investment Options Available Under the Contract Underlying Mutual Funds The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000222213NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix C: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000222213NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix C: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.94%	32.87%	16.33%	18.17%
Equity	Alger Small Cap Growth Portfolio: Class I-2 Shares This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Fred Alger Management, LLC	0.97%	5.91%	-4.92%	8.83%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.82%	2.89%	8.75%	8.55%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%*	10.47%	11.42%	10.57%
Equity	Allspring Variable Trust - VT Small Cap Growth Fund: Class 1 This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Allspring Funds Management, LLC Subadvisor: Allspring Global Investments, LLC	0.91%	9.55%	-0.70%	10.22%
Fixed Income	American Funds Insurance Series® - American Funds Mortgage Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.31%*	8.92%	0.57%	1.94%
Equity	American Funds Insurance Series® - Growth Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.34%	20.53%	13.66%	18.26%
Equity	American Funds Insurance Series® - International Growth & Income Fund: Class 1 This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Capital Research and Management Company	0.56%	35.83%	7.97%	8.08%
Equity	American Funds Insurance Series® - New World Fund®: Class 1 Investment Advisor: Capital Research and Management Company	0.57%*	28.60%	5.59%	9.53%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 1 Investment Advisor: Capital Research and Management Company	0.23%*	7.40%	0.10%	2.61%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 1 Investment Advisor: Capital Research and Management Company	0.25%*	8.01%	0.01%	1.95%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.54%*	8.60%	4.68%	6.25%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.43%*	7.51%	-0.46%	2.13%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC	0.68%*	21.54%	11.72%	11.28%
Capital Preservation	BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: BlackRock Advisors, LLC	0.30%*	4.06%	3.05%	1.99%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock International Index V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC	0.27%*	31.37%	8.88%	8.18%
Equity	BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I Investment Advisor: BlackRock Advisors, LLC	0.22%	12.65%	5.93%	9.44%
Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management Limited	0.66%	15.97%	11.93%	13.56%
Equity	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Fayez Sarofim & Co., LLC	0.85%	10.07%	9.37%	12.92%
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Calvert Research and Management Subadvisor: Ameritas Investment Partners, Inc.	0.49%*	20.39%	14.74%	19.10%
Real Assets	Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 2 (formerly, Credit Suisse Trust - Commodity Return Strategy Portfolio: Class 2) Investment Advisor: UBS Asset Management (Americas) LLC	0.80%*	15.68%	10.61%	5.75%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 1 (formerly, Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC	0.88%*	14.99%	12.48%	11.48%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1 This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2022 Investment Advisor: Columbia Management Investment Advisors, LLC	0.92%	14.64%	14.16%	13.59%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	1.09%*	31.18%	-1.13%	7.27%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.64%*	8.81%	4.18%	5.78%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.52%	9.06%	-0.43%	2.77%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: J.P. Morgan Investment Management Inc.	0.48%	7.62%	0.03%	2.25%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC	0.69%	28.27%	13.59%	12.58%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Limited Duration Credit Fund: Class 1) This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Columbia Management Investment Advisors, LLC	0.41%*	6.35%	2.14%	3.19%
Fixed Income	Columbia Funds Variable Series Trust II - CTIVP® - Fidelity Institutional AM® Total Bond Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - CTIVP® - American Century Diversified Bond Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: American Century Investment Management, Inc.	0.50%	7.48%	-0.35%	2.33%
Equity	Columbia Funds Variable Series Trust II - CTIVP® - Principal Large Cap Growth Fund: Class 1 This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: Loomis, Sayles & Company, L.P.	0.69%	13.78%	10.47%	14.66%
Fixed Income	Columbia Funds Variable Series Trust II - CTIVP® - TCW Total Return Bond Fund: Class 1 (formerly, Columbia Funds Variable Series Trust II - CTIVP® - TCW Core Plus Bond Fund: Class 1) Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: TCW Investment Management Company LLC	0.49%	7.54%	-0.53%	2.04%
Equity	Columbia Funds Variable Series Trust II - CTIVP® - Victory Sycamore Established Value Fund: Class 1 Investment Advisor: Columbia Management Investment Advisors, LLC Subadvisor: Victory Capital Management Inc.	0.82%	2.29%	9.65%	10.70%
Equity	Delaware VIP Trust - Nomura VIP Emerging Markets Series: Standard Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.16%*	81.26%	8.81%	12.17%
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Standard Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	0.74%	8.16%	9.26%	9.15%
Equity	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Subadvisor: Dimensional Fund Advisors Ltd. And DFA Australia Limited	0.27%	45.64%	15.85%	10.46%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.81%*	8.23%	3.70%	5.59%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares Investment Advisor: Federated Investment Management Company	0.74%*	7.08%	1.10%	2.99%
Equity	Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.78%	18.69%	6.26%	9.81%
Equity	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.46%	19.02%	12.51%	11.60%
Capital Preservation	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.25%	3.86%	3.04%	2.00%
Equity	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	1.71%	17.78%	14.31%	14.70%
Equity	Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: Geode Capital Management, LLC	0.16%	33.15%	8.02%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.37%	7.22%	0.06%	2.71%
Equity	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.55%	11.75%	10.10%	10.59%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.63%	8.85%	3.07%	4.66%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.45%	11.23%	13.10%	11.24%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Capital Preservation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund: Institutional Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.18%*	4.21%	3.18%	2.12%
Equity	Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	0.60%	14.32%	12.07%	13.46%
Equity	Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	0.76%	30.41%	6.86%	8.14%
Equity	Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA Investment Advisor: Hartford Funds Management Company, LLC Subadvisor: Wellington Management Company LLP	0.76%	-0.38%	0.24%	8.05%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
Equity	Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Capital Management LLC	0.34%	11.10%	10.16%	11.39%
Capital Preservation	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares Investment Advisor: Invesco Advisers, Inc.	0.38%	4.00%	3.04%	1.95%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I Investment Advisor: Invesco Advisers, Inc.	0.84%	8.70%	8.34%	10.59%
Equity	Invesco V.I. International Growth Fund: Series I Investment Advisor: Invesco Advisers, Inc.	1.00%*	16.32%	2.15%	5.64%
Equity	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares Investment Advisor: Lazard Asset Management LLC	1.13%*	42.12%	11.04%	9.63%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	0.82%	4.35%	4.50%	7.50%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective January 31, 2025 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.47%*	6.60%	0.87%	2.87%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.37%*	6.71%	0.74%	2.67%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective January 31, 2025 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.95%*	15.98%	1.85%	6.42%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.85%*	16.11%	1.89%	6.44%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective January 31, 2025 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.75%*	12.84%	11.68%	17.16%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.65%*	12.95%	11.71%	17.18%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: ClearBridge Investments, LLC	0.70%*	14.49%	12.72%	13.34%
Equity	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: ClearBridge Investments, LLC	0.75%*	12.62%	11.86%	12.46%
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.47%	7.40%	-0.04%	2.11%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.74%	4.72%	9.63%	8.77%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.77%	10.27%	6.40%	8.95%
Equity	Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: J.P. Morgan Investment Management Inc.	0.63%	14.54%	13.69%	14.84%
Fixed Income	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.72%*	5.90%	2.25%	2.62%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.73%*	12.19%	11.10%	15.60%
Equity	MFS® Variable Insurance Trust - MFS Investors Trust Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.74%*	13.57%	11.33%	12.49%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.69%*	13.01%	9.95%	10.05%
Fixed Income	MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Massachusetts Financial Services Company	0.63%*	7.56%	-0.06%	3.32%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.88%*	21.12%	7.07%	9.88%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Initial Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Massachusetts Financial Services Company	0.90%*	22.05%	5.51%	7.54%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class Investment Advisor: Massachusetts Financial Services Company	0.79%*	5.98%	10.18%	9.95%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I Investment Advisor: Morgan Stanley Investment Management Inc. Subadvisor: Morgan Stanley Investment Management Company	1.25%*	32.96%	4.37%	7.27%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	0.83%*	5.91%	-2.09%	9.67%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.56%*	33.09%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.62%*	14.47%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.44%*	14.41%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.56%*	19.15%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.77%*	11.88%	11.98%	13.21%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.43%	7.03%	-0.62%	2.23%
Equity	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Neuberger Berman Investment Advisers LLC	0.87%	13.74%	12.83%	12.94%
Fixed Income	New York Life Investments VP Funds Trust - NYLIM VP Floating Rate Portfolio: Initial Class (formerly, New York Life Investments VP Funds Trust - NYLI VP Floating Rate Portfolio: Initial Class) Investment Advisor: New York Life Investment Management LLC Subadvisor: New York Investors LLC	0.64%	5.13%	5.43%	5.01%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	New York Life Investments VP Funds Trust - NYLIM VP MacKay High Yield Corporate Bond Portfolio: Initial Class (formerly, New York Life Investments VP Funds Trust - NYLI VP MacKay High Yield Corporate Bond Portfolio: Initial Class) Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.58%	6.87%	4.44%	6.14%
Equity	New York Life Investments VP Funds Trust - NYLIM VP Winslow Large Cap Growth Portfolio: Initial Class (formerly, New York Life Investments VP Funds Trust - NYLI VP Winslow Large Cap Growth Portfolio: Initial Class) Investment Advisor: New York Life Investment Management LLC Subadvisor: Winslow Capital Management, LLC	0.74%	14.35%	12.69%	16.14%
Real Assets	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Institutional Class Investment Advisor: PIMCO	3.04%*	19.07%	10.72%	6.70%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: PIMCO	0.66%	9.12%	4.13%	5.73%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class Investment Advisor: PIMCO	0.77%	10.36%	3.57%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class Investment Advisor: PIMCO	0.94%	4.10%	1.18%	3.04%
Fixed Income	PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class Investment Advisor: PIMCO	0.51%	5.68%	1.72%	1.94%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class Investment Advisor: PIMCO	1.24%	8.01%	1.36%	3.37%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class Investment Advisor: PIMCO	0.50%	4.83%	3.40%	2.91%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class Investment Advisor: PIMCO	0.58%	9.05%	0.17%	2.51%
Fixed Income	Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.49%	7.46%	-0.48%	2.36%
Equity	Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.85%	32.36%	7.40%	8.08%
Equity	Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.53%	1.78%	8.33%	12.58%
Equity	Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.63%	13.52%	13.82%	14.35%
Fixed Income	Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.41%	5.48%	2.33%	2.52%
Equity	Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1 Investment Advisor: Principal Global Investors, LLC	0.84%	15.10%	6.29%	9.57%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income and PGIM Limited	0.57%*	8.90%	4.85%	6.92%
Fixed Income	Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I Investment Advisor: PGIM Investments LLC Subadvisor: PGIM Fixed Income and PGIM Limited	0.43%	7.80%	0.14%	3.17%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.54%	20.66%	15.68%	13.58%
Equity	Schwab Annuity Portfolios - Schwab® S&P 500 Index Portfolio Investment Advisor: Charles Schwab Investment Management, Inc.	0.03%	17.83%	14.38%	14.75%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.75%	18.74%	11.68%	15.54%
Fixed Income	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited- Term Bond Portfolio Investment Advisor: T. Rowe Price Associates, Inc.	0.50%*	5.71%	2.17%	2.34%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Van Eck Associates Corporation	1.30%*	29.92%	-0.77%	5.47%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	16.80%	12.59%	11.52%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.32%	19.97%	0.62%	10.48%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.17%	11.54%	8.46%	10.77%
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2026 Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	6.85%	2.23%	2.81%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	6.94%	-0.51%	1.90%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.09%	32.04%	7.88%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: Vanguard Strategic Equity Index Management	0.13%	16.93%	12.98%	14.10%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class I Investment Advisor: Victory Capital Management, Inc.	0.75%*	23.36%	14.98%	15.75%

Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following is a list of fixed options currently available under the contract. To the extent permitted under the contract, Nationwide may change the features of a fixed option, offer new fixed options, and terminate existing fixed options. Nationwide will provide you with written notice before doing so. Depending on the optional benefits chosen, access to a fixed option may not be permitted. See The Fixed Account for additional information.
Fixed Options Available [Table Text Block]
Name	Interest Rate Guarantee Period	Minimum Guaranteed Interest Rate
Fixed Account	1 year[1]	1.00%[2]

JP Morgan Multi-Asset Choice New York | Alger Capital Appreciation Portfolio Class I-2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Capital Appreciation Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	32.87%
Average Annual Total Returns, 5 Years [Percent]	16.33%
Average Annual Total Returns, 10 Years [Percent]	18.17%
JP Morgan Multi-Asset Choice New York | Alger Small Cap Growth Portfolio Class I-2 Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Alger Small Cap Growth Portfolio: Class I-2 Shares
Portfolio Company Adviser [Text Block]	Fred Alger Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	(4.92%)
Average Annual Total Returns, 10 Years [Percent]	8.83%
JP Morgan Multi-Asset Choice New York | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Discovery Value Portfolio Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	2.89%
Average Annual Total Returns, 5 Years [Percent]	8.75%
Average Annual Total Returns, 10 Years [Percent]	8.55%
JP Morgan Multi-Asset Choice New York | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Relative Value Portfolio Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.57%
JP Morgan Multi-Asset Choice New York | Allspring Variable Trust - VT Small Cap Growth Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Allspring Variable Trust - VT Small Cap Growth Fund: Class 1
Portfolio Company Adviser [Text Block]	Allspring Funds Management, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	9.55%
Average Annual Total Returns, 5 Years [Percent]	(0.70%)
Average Annual Total Returns, 10 Years [Percent]	10.22%
JP Morgan Multi-Asset Choice New York | American Funds Insurance Series® - American Funds Mortgage Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds Mortgage Fund: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.31%
Average Annual Total Returns, 1 Year [Percent]	8.92%
Average Annual Total Returns, 5 Years [Percent]	0.57%
Average Annual Total Returns, 10 Years [Percent]	1.94%
JP Morgan Multi-Asset Choice New York | American Funds Insurance Series® - Growth Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Growth Fund: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	20.53%
Average Annual Total Returns, 5 Years [Percent]	13.66%
Average Annual Total Returns, 10 Years [Percent]	18.26%
JP Morgan Multi-Asset Choice New York | American Funds Insurance Series® - International Growth Income Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Growth & Income Fund: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	35.83%
Average Annual Total Returns, 5 Years [Percent]	7.97%
Average Annual Total Returns, 10 Years [Percent]	8.08%
JP Morgan Multi-Asset Choice New York | American Funds Insurance Series® - New World Fund® Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	28.60%
Average Annual Total Returns, 5 Years [Percent]	5.59%
Average Annual Total Returns, 10 Years [Percent]	9.53%
JP Morgan Multi-Asset Choice New York | American Funds Insurance Series® - The Bond Fund of America Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - The Bond Fund of America: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.23%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	0.10%
Average Annual Total Returns, 10 Years [Percent]	2.61%
JP Morgan Multi-Asset Choice New York | American Funds Insurance Series® - U.S. Government Securities Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 1
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	0.01%
Average Annual Total Returns, 10 Years [Percent]	1.95%
JP Morgan Multi-Asset Choice New York | BlackRock Variable Series Funds II Inc. - BlackRock High Yield V.I. Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	8.60%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	6.25%
JP Morgan Multi-Asset Choice New York | BlackRock Variable Series Funds II Inc. - BlackRock Total Return V.I. Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	7.51%
Average Annual Total Returns, 5 Years [Percent]	(0.46%)
Average Annual Total Returns, 10 Years [Percent]	2.13%
JP Morgan Multi-Asset Choice New York | BlackRock Variable Series Funds Inc. - BlackRock Equity Dividend V.I. Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	21.54%
Average Annual Total Returns, 5 Years [Percent]	11.72%
Average Annual Total Returns, 10 Years [Percent]	11.28%
JP Morgan Multi-Asset Choice New York | BlackRock Variable Series Funds Inc. - BlackRock Government Money Market V.I. Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Government Money Market V.I. Fund: Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	4.06%
Average Annual Total Returns, 5 Years [Percent]	3.05%
Average Annual Total Returns, 10 Years [Percent]	1.99%
JP Morgan Multi-Asset Choice New York | BlackRock Variable Series Funds Inc. - BlackRock International Index V.I. Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock International Index V.I. Fund: Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	31.37%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	8.18%
JP Morgan Multi-Asset Choice New York | BlackRock Variable Series Funds Inc. - BlackRock Small Cap Index V.I. Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Small Cap Index V.I. Fund: Class I
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.22%
Average Annual Total Returns, 1 Year [Percent]	12.65%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	9.44%
JP Morgan Multi-Asset Choice New York | BNY Mellon Sustainable U.S. Equity Portfolio Inc. Initial Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	15.97%
Average Annual Total Returns, 5 Years [Percent]	11.93%
Average Annual Total Returns, 10 Years [Percent]	13.56%
JP Morgan Multi-Asset Choice New York | BNY Mellon Variable Investment Fund - Appreciation Portfolio Initial Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Fayez Sarofim & Co., LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.07%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	12.92%
JP Morgan Multi-Asset Choice New York | Calvert Variable Trust Inc - CVT Nasdaq 100 Index Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class I
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	20.39%
Average Annual Total Returns, 5 Years [Percent]	14.74%
Average Annual Total Returns, 10 Years [Percent]	19.10%
JP Morgan Multi-Asset Choice New York | Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	Cantor Fitzgerald Variable Insurance Trust - Cantor Fitzgerald Commodity Return Strategy Portfolio: Class 2
Portfolio Company Adviser [Text Block]	UBS Asset Management (Americas) LLC
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	15.68%
Average Annual Total Returns, 5 Years [Percent]	10.61%
Average Annual Total Returns, 10 Years [Percent]	5.75%
JP Morgan Multi-Asset Choice New York | Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	14.99%
Average Annual Total Returns, 5 Years [Percent]	12.48%
Average Annual Total Returns, 10 Years [Percent]	11.48%
JP Morgan Multi-Asset Choice New York | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Disciplined Core Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	14.64%
Average Annual Total Returns, 5 Years [Percent]	14.16%
Average Annual Total Returns, 10 Years [Percent]	13.59%
JP Morgan Multi-Asset Choice New York | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Emerging Markets: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	31.18%
Average Annual Total Returns, 5 Years [Percent]	(1.13%)
Average Annual Total Returns, 10 Years [Percent]	7.27%
JP Morgan Multi-Asset Choice New York | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	8.81%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	5.78%
JP Morgan Multi-Asset Choice New York | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Intermediate Bond Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	9.06%
Average Annual Total Returns, 5 Years [Percent]	(0.43%)
Average Annual Total Returns, 10 Years [Percent]	2.77%
JP Morgan Multi-Asset Choice New York | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Partners Core Bond Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.48%
Average Annual Total Returns, 1 Year [Percent]	7.62%
Average Annual Total Returns, 5 Years [Percent]	0.03%
Average Annual Total Returns, 10 Years [Percent]	2.25%
JP Morgan Multi-Asset Choice New York | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Large Cap Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	28.27%
Average Annual Total Returns, 5 Years [Percent]	13.59%
Average Annual Total Returns, 10 Years [Percent]	12.58%
JP Morgan Multi-Asset Choice New York | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	6.35%
Average Annual Total Returns, 5 Years [Percent]	2.14%
Average Annual Total Returns, 10 Years [Percent]	3.19%
JP Morgan Multi-Asset Choice New York | Columbia Funds Variable Series Trust II - CTIVP® - Fidelity Institutional AM® Total Bond Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - CTIVP® - Fidelity Institutional AM® Total Bond Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.48%
Average Annual Total Returns, 5 Years [Percent]	(0.35%)
Average Annual Total Returns, 10 Years [Percent]	2.33%
JP Morgan Multi-Asset Choice New York | Columbia Funds Variable Series Trust II - CTIVP® - Principal Large Cap Growth Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - CTIVP® - Principal Large Cap Growth Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.78%
Average Annual Total Returns, 5 Years [Percent]	10.47%
Average Annual Total Returns, 10 Years [Percent]	14.66%
JP Morgan Multi-Asset Choice New York | Columbia Funds Variable Series Trust II - CTIVP® - TCW Total Return Bond Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - CTIVP® - TCW Total Return Bond Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Portfolio Company Subadviser [Text Block]	TCW Investment Management Company LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	7.54%
Average Annual Total Returns, 5 Years [Percent]	(0.53%)
Average Annual Total Returns, 10 Years [Percent]	2.04%
JP Morgan Multi-Asset Choice New York | Columbia Funds Variable Series Trust II - CTIVP® - Victory Sycamore Established Value Fund Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - CTIVP® - Victory Sycamore Established Value Fund: Class 1
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	2.29%
Average Annual Total Returns, 5 Years [Percent]	9.65%
Average Annual Total Returns, 10 Years [Percent]	10.70%
JP Morgan Multi-Asset Choice New York | Delaware VIP Trust - Nomura VIP Emerging Markets Series Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Emerging Markets Series: Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	81.26%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	12.17%
JP Morgan Multi-Asset Choice New York | Delaware VIP Trust - Nomura VIP Small Cap Value Series Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Standard Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.16%
Average Annual Total Returns, 5 Years [Percent]	9.26%
Average Annual Total Returns, 10 Years [Percent]	9.15%
JP Morgan Multi-Asset Choice New York | DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	DFA Investment Dimensions Group Inc. - Dimensional VA International Value Portfolio
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors LP
Portfolio Company Subadviser [Text Block]	Dimensional Fund Advisors Ltd. And DFA Australia Limited
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	45.64%
Average Annual Total Returns, 5 Years [Percent]	15.85%
Average Annual Total Returns, 10 Years [Percent]	10.46%
JP Morgan Multi-Asset Choice New York | Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II Primary Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes High Income Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	8.23%
Average Annual Total Returns, 5 Years [Percent]	3.70%
Average Annual Total Returns, 10 Years [Percent]	5.59%
JP Morgan Multi-Asset Choice New York | Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II Primary Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.08%
Average Annual Total Returns, 5 Years [Percent]	1.10%
Average Annual Total Returns, 10 Years [Percent]	2.99%
JP Morgan Multi-Asset Choice New York | Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - VIP International Capital Appreciation Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	18.69%
Average Annual Total Returns, 5 Years [Percent]	6.26%
Average Annual Total Returns, 10 Years [Percent]	9.81%
JP Morgan Multi-Asset Choice New York | Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
JP Morgan Multi-Asset Choice New York | Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.25%
Average Annual Total Returns, 1 Year [Percent]	3.86%
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	2.00%
JP Morgan Multi-Asset Choice New York | Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	1.71%
Average Annual Total Returns, 1 Year [Percent]	17.78%
Average Annual Total Returns, 5 Years [Percent]	14.31%
Average Annual Total Returns, 10 Years [Percent]	14.70%
JP Morgan Multi-Asset Choice New York | Fidelity Variable Insurance Products Fund - VIP International Index Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	Geode Capital Management, LLC
Current Expenses [Percent]	0.16%
Average Annual Total Returns, 1 Year [Percent]	33.15%
Average Annual Total Returns, 5 Years [Percent]	8.02%
JP Morgan Multi-Asset Choice New York | Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	0.06%
Average Annual Total Returns, 10 Years [Percent]	2.71%
JP Morgan Multi-Asset Choice New York | Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	11.75%
Average Annual Total Returns, 5 Years [Percent]	10.10%
Average Annual Total Returns, 10 Years [Percent]	10.59%
JP Morgan Multi-Asset Choice New York | Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FIL Investment Advisors, FIL Investment Advisors (UK) Limited, FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	8.85%
Average Annual Total Returns, 5 Years [Percent]	3.07%
Average Annual Total Returns, 10 Years [Percent]	4.66%
JP Morgan Multi-Asset Choice New York | Fidelity Variable Insurance Products Fund - VIP Value Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.45%
Average Annual Total Returns, 1 Year [Percent]	11.23%
Average Annual Total Returns, 5 Years [Percent]	13.10%
Average Annual Total Returns, 10 Years [Percent]	11.24%
JP Morgan Multi-Asset Choice New York | Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Government Money Market Fund: Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	4.21%
Average Annual Total Returns, 5 Years [Percent]	3.18%
Average Annual Total Returns, 10 Years [Percent]	2.12%
JP Morgan Multi-Asset Choice New York | Hartford Series Fund Inc. - Hartford Disciplined Equity HLS Fund Class IA
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Hartford Series Fund, Inc. - Hartford Disciplined Equity HLS Fund: Class IA
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.60%
Average Annual Total Returns, 1 Year [Percent]	14.32%
Average Annual Total Returns, 5 Years [Percent]	12.07%
Average Annual Total Returns, 10 Years [Percent]	13.46%
JP Morgan Multi-Asset Choice New York | Hartford Series Fund Inc - Hartford International Opportunities HLS Fund Class IA
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Hartford Series Fund, Inc. - Hartford International Opportunities HLS Fund: Class IA
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	30.41%
Average Annual Total Returns, 5 Years [Percent]	6.86%
Average Annual Total Returns, 10 Years [Percent]	8.14%
JP Morgan Multi-Asset Choice New York | Hartford Series Fund Inc. - Hartford MidCap HLS Fund Class IA
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Hartford Series Fund, Inc. - Hartford MidCap HLS Fund: Class IA
Portfolio Company Adviser [Text Block]	Hartford Funds Management Company, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(0.38%)
Average Annual Total Returns, 5 Years [Percent]	0.24%
Average Annual Total Returns, 10 Years [Percent]	8.05%
JP Morgan Multi-Asset Choice New York | Invesco - Invesco V.I. Discovery Mid Cap Growth Fund Series I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	4.79%
Average Annual Total Returns, 5 Years [Percent]	3.90%
Average Annual Total Returns, 10 Years [Percent]	11.38%
JP Morgan Multi-Asset Choice New York | Invesco - Invesco V.I. Equally-Weighted SP 500 Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Capital Management LLC
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	11.10%
Average Annual Total Returns, 5 Years [Percent]	10.16%
Average Annual Total Returns, 10 Years [Percent]	11.39%
JP Morgan Multi-Asset Choice New York | Invesco - Invesco V.I. Government Money Market Fund Series I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Government Money Market Fund: Series I Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	4.00%
Average Annual Total Returns, 5 Years [Percent]	3.04%
Average Annual Total Returns, 10 Years [Percent]	1.95%
JP Morgan Multi-Asset Choice New York | Invesco - Invesco V.I. Main Street Small Cap Fund Series I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	10.59%
JP Morgan Multi-Asset Choice New York | Invesco V.I. International Growth Fund Series I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco V.I. International Growth Fund: Series I
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	16.32%
Average Annual Total Returns, 5 Years [Percent]	2.15%
Average Annual Total Returns, 10 Years [Percent]	5.64%
JP Morgan Multi-Asset Choice New York | Lazard Retirement Series Inc. - Lazard Retirement Emerging Markets Equity Portfolio Investor Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Investor Shares
Portfolio Company Adviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	42.12%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	9.63%
JP Morgan Multi-Asset Choice New York | Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio: Class I
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	4.35%
Average Annual Total Returns, 5 Years [Percent]	4.50%
Average Annual Total Returns, 10 Years [Percent]	7.50%
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	6.60%
Average Annual Total Returns, 5 Years [Percent]	0.87%
Average Annual Total Returns, 10 Years [Percent]	2.87%
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	6.71%
Average Annual Total Returns, 5 Years [Percent]	0.74%
Average Annual Total Returns, 10 Years [Percent]	2.67%
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP American Century International Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	15.98%
Average Annual Total Returns, 5 Years [Percent]	1.85%
Average Annual Total Returns, 10 Years [Percent]	6.42%
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP American Century International Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	16.11%
Average Annual Total Returns, 5 Years [Percent]	1.89%
Average Annual Total Returns, 10 Years [Percent]	6.44%
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP American Century Ultra Fund - Standard Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.84%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	17.16%
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP American Century Ultra Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.65%
Average Annual Total Returns, 1 Year [Percent]	12.95%
Average Annual Total Returns, 5 Years [Percent]	11.71%
Average Annual Total Returns, 10 Years [Percent]	17.18%
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Appreciation Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.49%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	13.34%
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP ClearBridge Dividend Strategy Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	12.62%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	12.46%
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Core Bond Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	7.40%
Average Annual Total Returns, 5 Years [Percent]	(0.04%)
Average Annual Total Returns, 10 Years [Percent]	2.11%
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Mid Cap Value Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	9.63%
Average Annual Total Returns, 10 Years [Percent]	8.77%
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan Small Cap Core Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.27%
Average Annual Total Returns, 5 Years [Percent]	6.40%
Average Annual Total Returns, 10 Years [Percent]	8.95%
JP Morgan Multi-Asset Choice New York | Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund Standard Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP JPMorgan U.S. Equity Fund: Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	14.54%
Average Annual Total Returns, 5 Years [Percent]	13.69%
Average Annual Total Returns, 10 Years [Percent]	14.84%
JP Morgan Multi-Asset Choice New York | Lord Abbett Series Fund Inc. - Short Duration Income Portfolio Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.62%
JP Morgan Multi-Asset Choice New York | MFS® Variable Insurance Trust - MFS Growth Series Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Growth Series: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	12.19%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	15.60%
JP Morgan Multi-Asset Choice New York | MFS® Variable Insurance Trust - MFS Investors Trust Series Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Investors Trust Series: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	13.57%
Average Annual Total Returns, 5 Years [Percent]	11.33%
Average Annual Total Returns, 10 Years [Percent]	12.49%
JP Morgan Multi-Asset Choice New York | MFS® Variable Insurance Trust - MFS Value Series Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	13.01%
Average Annual Total Returns, 5 Years [Percent]	9.95%
Average Annual Total Returns, 10 Years [Percent]	10.05%
JP Morgan Multi-Asset Choice New York | MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	(0.06%)
Average Annual Total Returns, 10 Years [Percent]	3.32%
JP Morgan Multi-Asset Choice New York | MFS® Variable Insurance Trust II - MFS International Growth Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	21.12%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	9.88%
JP Morgan Multi-Asset Choice New York | MFS® Variable Insurance Trust II - MFS Research International Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	22.05%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.54%
JP Morgan Multi-Asset Choice New York | MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	5.98%
Average Annual Total Returns, 5 Years [Percent]	10.18%
Average Annual Total Returns, 10 Years [Percent]	9.95%
JP Morgan Multi-Asset Choice New York | Morgan Stanley Variable Insurance Fund Inc. - Emerging Markets Equity Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Equity Portfolio: Class I
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Company
Current Expenses [Percent]	1.25%
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	4.37%
Average Annual Total Returns, 10 Years [Percent]	7.27%
JP Morgan Multi-Asset Choice New York | Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	5.91%
Average Annual Total Returns, 5 Years [Percent]	(2.09%)
Average Annual Total Returns, 10 Years [Percent]	9.67%
JP Morgan Multi-Asset Choice New York | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	33.09%
JP Morgan Multi-Asset Choice New York | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Innovators Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	14.47%
JP Morgan Multi-Asset Choice New York | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Large Cap Growth Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.44%
Average Annual Total Returns, 1 Year [Percent]	14.41%
JP Morgan Multi-Asset Choice New York | Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan US Technology Leaders Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	19.15%
JP Morgan Multi-Asset Choice New York | Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	11.88%
Average Annual Total Returns, 5 Years [Percent]	11.98%
Average Annual Total Returns, 10 Years [Percent]	13.21%
JP Morgan Multi-Asset Choice New York | Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund Class Y
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class Y
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	7.03%
Average Annual Total Returns, 5 Years [Percent]	(0.62%)
Average Annual Total Returns, 10 Years [Percent]	2.23%
JP Morgan Multi-Asset Choice New York | Neuberger Berman Advisers Management Trust - Quality Equity Portfolio Class I Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Neuberger Berman Advisers Management Trust - Quality Equity Portfolio: Class I Shares
Portfolio Company Adviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.74%
Average Annual Total Returns, 5 Years [Percent]	12.83%
Average Annual Total Returns, 10 Years [Percent]	12.94%
JP Morgan Multi-Asset Choice New York | New York Life Investments VP Funds Trust - NYLIM VP Floating Rate Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLIM VP Floating Rate Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	New York Investors LLC
Current Expenses [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	5.13%
Average Annual Total Returns, 5 Years [Percent]	5.43%
Average Annual Total Returns, 10 Years [Percent]	5.01%
JP Morgan Multi-Asset Choice New York | New York Life Investments VP Funds Trust - NYLIM VP MacKay High Yield Corporate Bond Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLIM VP MacKay High Yield Corporate Bond Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	6.87%
Average Annual Total Returns, 5 Years [Percent]	4.44%
Average Annual Total Returns, 10 Years [Percent]	6.14%
JP Morgan Multi-Asset Choice New York | New York Life Investments VP Funds Trust - NYLIM VP Winslow Large Cap Growth Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLIM VP Winslow Large Cap Growth Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	Winslow Capital Management, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	14.35%
Average Annual Total Returns, 5 Years [Percent]	12.69%
Average Annual Total Returns, 10 Years [Percent]	16.14%
JP Morgan Multi-Asset Choice New York | PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	3.04%
Average Annual Total Returns, 1 Year [Percent]	19.07%
Average Annual Total Returns, 5 Years [Percent]	10.72%
Average Annual Total Returns, 10 Years [Percent]	6.70%
JP Morgan Multi-Asset Choice New York | PIMCO Variable Insurance Trust - High Yield Portfolio Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - High Yield Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	9.12%
Average Annual Total Returns, 5 Years [Percent]	4.13%
Average Annual Total Returns, 10 Years [Percent]	5.73%
JP Morgan Multi-Asset Choice New York | PIMCO Variable Insurance Trust - Income Portfolio Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Income Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	3.57%
JP Morgan Multi-Asset Choice New York | PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged) Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	4.10%
Average Annual Total Returns, 5 Years [Percent]	1.18%
Average Annual Total Returns, 10 Years [Percent]	3.04%
JP Morgan Multi-Asset Choice New York | PIMCO Variable Insurance Trust - Low Duration Portfolio Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Low Duration Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	5.68%
Average Annual Total Returns, 5 Years [Percent]	1.72%
Average Annual Total Returns, 10 Years [Percent]	1.94%
JP Morgan Multi-Asset Choice New York | PIMCO Variable Insurance Trust - Real Return Portfolio Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Real Return Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.24%
Average Annual Total Returns, 1 Year [Percent]	8.01%
Average Annual Total Returns, 5 Years [Percent]	1.36%
Average Annual Total Returns, 10 Years [Percent]	3.37%
JP Morgan Multi-Asset Choice New York | PIMCO Variable Insurance Trust - Short-Term Portfolio Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	4.83%
Average Annual Total Returns, 5 Years [Percent]	3.40%
Average Annual Total Returns, 10 Years [Percent]	2.91%
JP Morgan Multi-Asset Choice New York | PIMCO Variable Insurance Trust - Total Return Portfolio Institutional Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Total Return Portfolio: Institutional Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	9.05%
Average Annual Total Returns, 5 Years [Percent]	0.17%
Average Annual Total Returns, 10 Years [Percent]	2.51%
JP Morgan Multi-Asset Choice New York | Principal Variable Contracts Funds Inc. - Core Plus Bond Account Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds, Inc. - Core Plus Bond Account: Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.49%
Average Annual Total Returns, 1 Year [Percent]	7.46%
Average Annual Total Returns, 5 Years [Percent]	(0.48%)
Average Annual Total Returns, 10 Years [Percent]	2.36%
JP Morgan Multi-Asset Choice New York | Principal Variable Contracts Funds Inc. - Diversified International Account Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds, Inc. - Diversified International Account: Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	32.36%
Average Annual Total Returns, 5 Years [Percent]	7.40%
Average Annual Total Returns, 10 Years [Percent]	8.08%
JP Morgan Multi-Asset Choice New York | Principal Variable Contracts Funds Inc. - MidCap Account Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds, Inc. - MidCap Account: Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.53%
Average Annual Total Returns, 1 Year [Percent]	1.78%
Average Annual Total Returns, 5 Years [Percent]	8.33%
Average Annual Total Returns, 10 Years [Percent]	12.58%
JP Morgan Multi-Asset Choice New York | Principal Variable Contracts Funds Inc. - Principal Capital Appreciation Account Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds, Inc. - Principal Capital Appreciation Account: Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	13.82%
Average Annual Total Returns, 10 Years [Percent]	14.35%
JP Morgan Multi-Asset Choice New York | Principal Variable Contracts Funds Inc. - Short-Term Income Account Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds, Inc. - Short-Term Income Account: Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	5.48%
Average Annual Total Returns, 5 Years [Percent]	2.33%
Average Annual Total Returns, 10 Years [Percent]	2.52%
JP Morgan Multi-Asset Choice New York | Principal Variable Contracts Funds Inc. - SmallCap Account Class 1
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Principal Variable Contracts Funds, Inc. - SmallCap Account: Class 1
Portfolio Company Adviser [Text Block]	Principal Global Investors, LLC
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	15.10%
Average Annual Total Returns, 5 Years [Percent]	6.29%
Average Annual Total Returns, 10 Years [Percent]	9.57%
JP Morgan Multi-Asset Choice New York | Prudential Series Fund - PSF PGIM High Yield Bond Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Prudential Series Fund - PSF PGIM High Yield Bond Portfolio: Class I
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income and PGIM Limited
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	4.85%
Average Annual Total Returns, 10 Years [Percent]	6.92%
JP Morgan Multi-Asset Choice New York | Prudential Series Fund - PSF PGIM Total Return Bond Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Prudential Series Fund - PSF PGIM Total Return Bond Portfolio: Class I
Portfolio Company Adviser [Text Block]	PGIM Investments LLC
Portfolio Company Subadviser [Text Block]	PGIM Fixed Income and PGIM Limited
Current Expenses [Percent]	0.43%
Average Annual Total Returns, 1 Year [Percent]	7.80%
Average Annual Total Returns, 5 Years [Percent]	0.14%
Average Annual Total Returns, 10 Years [Percent]	3.17%
JP Morgan Multi-Asset Choice New York | Putnam Variable Trust - Putnam VT Large Cap Value Fund Class IA
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IA
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	20.66%
Average Annual Total Returns, 5 Years [Percent]	15.68%
Average Annual Total Returns, 10 Years [Percent]	13.58%
JP Morgan Multi-Asset Choice New York | Schwab Annuity Portfolios - Schwab® SP 500 Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Schwab Annuity Portfolios - Schwab® S&P 500 Index Portfolio
Portfolio Company Adviser [Text Block]	Charles Schwab Investment Management, Inc.
Current Expenses [Percent]	0.03%
Average Annual Total Returns, 1 Year [Percent]	17.83%
Average Annual Total Returns, 5 Years [Percent]	14.38%
Average Annual Total Returns, 10 Years [Percent]	14.75%
JP Morgan Multi-Asset Choice New York | T. Rowe Price Equity Series Inc. - T. Rowe Price Blue Chip Growth Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.74%
Average Annual Total Returns, 5 Years [Percent]	11.68%
Average Annual Total Returns, 10 Years [Percent]	15.54%
JP Morgan Multi-Asset Choice New York | T. Rowe Price Fixed Income Series Inc. - T. Rowe Price Limited-Term Bond Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	5.71%
Average Annual Total Returns, 5 Years [Percent]	2.17%
Average Annual Total Returns, 10 Years [Percent]	2.34%
JP Morgan Multi-Asset Choice New York | VanEck VIP Trust - VanEck VIP Emerging Markets Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	29.92%
Average Annual Total Returns, 5 Years [Percent]	(0.77%)
Average Annual Total Returns, 10 Years [Percent]	5.47%
JP Morgan Multi-Asset Choice New York | Vanguard Variable Insurance Fund - Equity Income Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Equity Income Portfolio
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)
Current Expenses [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	16.80%
Average Annual Total Returns, 5 Years [Percent]	12.59%
Average Annual Total Returns, 10 Years [Percent]	11.52%
JP Morgan Multi-Asset Choice New York | Vanguard Variable Insurance Fund - International Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - International Portfolio
Portfolio Company Adviser [Text Block]	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Current Expenses [Percent]	0.32%
Average Annual Total Returns, 1 Year [Percent]	19.97%
Average Annual Total Returns, 5 Years [Percent]	0.62%
Average Annual Total Returns, 10 Years [Percent]	10.48%
JP Morgan Multi-Asset Choice New York | Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	11.54%
Average Annual Total Returns, 5 Years [Percent]	8.46%
Average Annual Total Returns, 10 Years [Percent]	10.77%
JP Morgan Multi-Asset Choice New York | Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.85%
Average Annual Total Returns, 5 Years [Percent]	2.23%
Average Annual Total Returns, 10 Years [Percent]	2.81%
JP Morgan Multi-Asset Choice New York | Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Portfolio Company Adviser [Text Block]	The Vanguard Group Inc. (Vanguard Fixed Income Group)
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	6.94%
Average Annual Total Returns, 5 Years [Percent]	(0.51%)
Average Annual Total Returns, 10 Years [Percent]	1.90%
JP Morgan Multi-Asset Choice New York | Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	32.04%
Average Annual Total Returns, 5 Years [Percent]	7.88%
JP Morgan Multi-Asset Choice New York | Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio
Portfolio Company Adviser [Text Block]	Vanguard Strategic Equity Index Management
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	16.93%
Average Annual Total Returns, 5 Years [Percent]	12.98%
Average Annual Total Returns, 10 Years [Percent]	14.10%
JP Morgan Multi-Asset Choice New York | Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class I
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	23.36%
Average Annual Total Returns, 5 Years [Percent]	14.98%
Average Annual Total Returns, 10 Years [Percent]	15.75%
JP Morgan Multi-Asset Choice New York | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Nationwide may limit purchase payments to $1,000,000
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	If the Annuitant dies prior to the Annuitization Date, the death benefit will equal the Contract Value. Death BenefitDeath of Contract Owner If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner. A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix B: Contract Types and Tax Information.Death of Annuitant If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.Death of Contract Owner/Annuitant If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit. If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.Death Benefit Payment The recipient of the death benefit may elect to receive the death benefit: (1)in a lump sum; (2)as an annuity (see Annuity Payment Options); or (3)in any other manner permitted by law and approved by Nationwide. Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Death Benefit The Death Benefit will equal Contract Value. The Contract Value will be determined as of the date Nationwide receives: (1)proper proof of the Contract Owner’s death; (2)an election specifying the distribution method; and (3)any state required form(s). Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
JP Morgan Multi-Asset Choice New York | Asset Allocation Service
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Allocation Service (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic reallocation and rebalancing of assets based on instructions from JPMS adviser
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Assets in the Fixed Account are excluded from the program
Name of Benefit [Text Block]	Asset Allocation Service (see Contract Owner Services)
Operation of Benefit [Text Block]	Asset Allocation Service For Contract Owners that utilize JPMS as an investment adviser, Nationwide, through its Asset Allocation Service, will provide administrative support to implement JPMS’ managed asset allocation models. Asset Allocation Service is not available for assets held in the Fixed Account. Under the Asset Allocation Service, Contract Owners authorize the automatic allocation of the entire Contract Value, on a continuous basis, according to the JPMS investment adviser’s allocation recommendations. The allocations and rebalances are communicated to Nationwide electronically and effectuated by the standard procedures of purchasing and redeeming Accumulation Units, as described earlier in this prospectus. Thus, the Asset Allocation Service enables a contract to be reallocated or rebalanced without the Contract Owner having to submit individual transfer requests for each allocation or rebalance. In the event that a Sub-Account is no longer available, the automatic allocation and rebalancing of impacted contracts will be suspended, until the Contract Owner provides new allocation instructions. Nationwide will notify Contract Owners when a Sub-Account is no longer available and for the need to provide updated allocation instructions. Periodic automatic reallocations or rebalances are not considered transfer events (see Transfer Restrictions). Nationwide does not charge a fee for the Asset Allocation Service. However, JPMS will assess a fee (separate from and in addition to the contract fees and expenses described in this prospectus) in part for managing the asset allocation models. This fee is described in the advisory agreement between the Contract Owner and JPMS. This Asset Allocation Service will terminate upon notification by JPMS to Nationwide that the Contract Owner’s advisory agreement with JPMS has terminated. Nationwide reserves the right to discontinue offering the Asset Allocation Service. Nationwide is not affiliated with, and neither endorses nor guarantees, any investment model or strategy employed by JPMS in connection with the Asset Allocation Service. Use of the Asset Allocation Service does not guarantee profit or protect against loss.
Calculation Method of Benefit [Text Block]
Example:
Mr. K elects to participate in the Asset Allocation Service and utilizes the services of a
JPMS investment adviser, Adviser A. Adviser A uses the electronic transmission processes in place to support the Asset Allocation Service, and submits allocation and rebalancing instructions for Mr. K’s contract to Nationwide on a periodic basis. Nationwide implements those allocation and rebalancing instructions.

JP Morgan Multi-Asset Choice New York | Asset Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing Program (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Assets in the Fixed Account are excluded from the program
Name of Benefit [Text Block]	Asset Rebalancing Program (see Contract Owner Services)
Operation of Benefit [Text Block]	Asset Rebalancing Program For Contract Owners who are not utilizing JPMS as an investment adviser, the Asset Rebalancing Program provides for the periodic automatic reallocation of Contract Values to specified Sub-Accounts on a predetermined percentage basis ("the portfolio percentages"). Asset Rebalancing is not available for assets held in the Fixed Account. Requests to participate in and/or modify an Asset Rebalancing Program must be submitted on a Nationwide form and submitted to the Service Center. Once an Asset Rebalancing Program is elected, it will only be terminated upon specific instruction from the Contract Owner. Currently, there is no additional charge for the Asset Rebalancing Program. Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, the periodic automatic allocations will occur on the next business day. In the event that a Sub-Account is no longer available, the automatic allocation and rebalancing of impacted contracts will be suspended, until the Contract Owner provides new allocation instructions. Nationwide will notify Contract Owners when a Sub-Account is no longer available and for the need to provide updated allocation instructions. Periodic automatic reallocations or rebalances are not considered transfer events (see Transfer Restrictions). Contract Owners should consult an investment adviser or financial professional to discuss the use of the Asset Rebalancing Program. Nationwide reserves the right to stop offering the Asset Rebalancing Program. If this occurs, any Asset Rebalancing Program that is already in effect will remain in effect unless otherwise terminated by the Contract Owner.
Calculation Method of Benefit [Text Block]
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-
Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

JP Morgan Multi-Asset Choice New York | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Available for contracts with applications signed on or after December 9, 2024● Transfers are only permitted from the Fixed Account● Only initial purchase payments to the contract are eligible for the program
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Systematic Withdrawals Systematic Withdrawals allow Contract Owners to receive a specified amount (of a least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and request to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center. The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Nationwide will withhold federal income taxes from the Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under 59 1/2, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments. Nationwide reserves the right to stop establishing the Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Calculation Method of Benefit [Text Block]
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter,
Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-
Account, and will mail her a check or wire the funds to the financial institution of her choice.

JP Morgan Multi-Asset Choice New York | Return of Premium Death Benefit Option
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Contract Value)
JP Morgan Multi-Asset Choice New York | Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Dollar Cost Averaging For contracts with applications signed on or after December 9, 2024, the Dollar Cost Averaging program is available under the contract at the time of application. Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Amounts allocated to the Fixed Account will be automatically transferred from the Fixed Account to any other Sub-Account(s). Only initial purchase payments to the contract are eligible for the Dollar Cost Averaging. Dollar Cost Averaging transfers may not be directed to the Fixed Account. Transfers occur monthly or another frequency if permitted by Nationwide. Nationwide will process transfers until either value in the originating Fixed Account is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account will automatically reallocate to the same Sub-Accounts as previously instructed by the Contract Owner, unless Nationwide is instructed otherwise. This means that a Contract Owner is only able to remain in the Fixed Account for a limited time. Dollar Cost Averaging transfers are not considered transfer events. The Contract Owner can contact the Service Center to change their allocations when they are participating in the Dollar Cost Averaging programs.Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Calculation Method of Benefit [Text Block]
Example:
Ms. T elects to participate in Dollar Cost Averaging and has allocated her initial purchase payment of $25,000 to the Fixed Account. She has elected the six-month Dollar Cost
Averaging program. The Fixed Account will serve as the source investment option for her
Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated to Sub-Account L and Sub-Account M. Each month, Nationwide will automatically transfer $5,000 from the Fixed Account and allocate $2,500 to Sub-Account M and $2,500 to Sub-Account L.

JP Morgan Multi-Asset Choice New York | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	The Fixed Account The Contract Owner can allocate the initial purchase payments to the Fixed Account only for the purpose of participating in the Dollar Cost Averaging program, subject to conditions imposed by the contract (see, Dollar Cost Averaging). The Fixed Account does not accept subsequent purchase payments or transfers of Contract Value from other investment options. The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in the Variable Account and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account. Information regarding the Fixed Account, including (i) its name; (ii) interest rate guarantee period; and (iii) its minimum guaranteed interest rate, is available in Appendix A: Investment Options Available Under the Contract. The initial purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standard. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. When initial purchase payments are allocated to the Fixed Account, the Fixed Account interest rate currently in effect is applied to these allocations. The rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the Dollar Cost Averaging ends or the program is terminated. Subsequent purchase payments are not permitted to the Fixed Account, and any subsequent purchase payments received by Nationwide will be rejected and returned to the Contract Owner. However, Nationwide will accept multiple payments made in connection with a Section 1035 exchange or transfer if they are part of the initial purchase payment specified at the time of application for the contract. If these payments are received on different dates they may receive different Fixed Account interest rates. Nationwide reserves the right to reject any purchase payments that are not received within six months of the date the contract is issued. Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield. Please contact the Service Center for information about current interest rates. The guaranteed rate for initial purchase payment will be effective for not less than 6 or 12 months based on the term elected by the Contract Owner. Nationwide guarantees that the rate will not be less than the minimum interest rate required by New York state law or 1.00% per year. If the guaranteed rate is higher than the minimum interest rate required by New York, Nationwide will guarantee the higher rate. Contracts may be subject to a higher minimum guaranteed interest rate based on the date the contract was issued. Any interest in excess of the minimum interest rate required by New York state law will be credited to Fixed Account allocations at Nationwide’s sole discretion. Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described above, less any withdrawals and any applicable charges including CDSC.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	Fixed Options The following is a list of fixed options currently available under the contract. To the extent permitted under the contract, Nationwide may change the features of a fixed option, offer new fixed options, and terminate existing fixed options. Nationwide will provide you with written notice before doing so. Depending on the optional benefits chosen, access to a fixed option may not be permitted. See The Fixed Account for additional information.
Name	Interest Rate Guarantee Period	Minimum Guaranteed Interest Rate
Fixed Account	1 year[1]	1.00%[2]
[1]The Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter. As a result, an interest rate guarantee period may last up to 15 months. [2]Contracts may be subject to a higher minimum guaranteed interest rate based on the date the contract was issued and/or state of issue. Nationwide reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Nationwide will provide you with written notice before doing so.
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Term	1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	1.00%
JP Morgan Multi-Asset Choice New York | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
JP Morgan Multi-Asset Choice New York | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).The benefit of tax deferral also means that the contract is more beneficial to investors with a long time horizon (see Principal Risks).For amounts allocated to the Fixed Account at the end of an interest rate guarantee period, such amounts will be reallocated among the contract's available investment options in accordance with the Contract Owner’s reallocation instructions, subject to any applicable limitations. In the absence of instructions, such amounts will remain invested in the Fixed Account for another interest rate guarantee period at the applicable Renewal Rate (see The Fixed Account and Transfers Prior to Annuitization).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically:•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
JP Morgan Multi-Asset Choice New York | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	● Investment in this contract is subject to the risk of poor investment performance. Investment experience can vary depending on the investment options selected by the Contract Owner.● Each investment option (including the Fixed Account) has its own unique risks.● Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
JP Morgan Multi-Asset Choice New York | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations (including interest payable for allocations to the Fixed Account), guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Service Requests (see Principal Risks).
JP Morgan Multi-Asset Choice New York | Investment option availability
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment option availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, and discontinuing availability of Sub-Accounts. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guarantee period. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of investment options may be subject to regulatory approval and notice will be provided.
JP Morgan Multi-Asset Choice New York | Investment option restrictions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment options restrictions. Only the initial purchase payment may be allocated to the Fixed Account. The Fixed Account does not accept subsequent purchase payments or transfers of Contract Value from other investment options.
JP Morgan Multi-Asset Choice New York | Purchase payment restrictions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract, and may be subject to additional limitations under an optional benefit. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments.
JP Morgan Multi-Asset Choice New York | Investment advisory fees
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment advisory fees. This contract is available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
JP Morgan Multi-Asset Choice New York | EV Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
JP Morgan Multi-Asset Choice New York | Active trading
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
JP Morgan Multi-Asset Choice New York | Financial strength
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial strength. Contractual guarantees are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
JP Morgan Multi-Asset Choice New York | Regulatory risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
JP Morgan Multi-Asset Choice New York | Cybersecurity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
JP Morgan Multi-Asset Choice New York | Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.